Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Income Tax Status

NOTE D - INCOME TAX STATUS

The Plan obtained its latest determination letter effective November 14, 2022, in which the IRS stated that the Plan, as then designed, was in compliance with the applicable requirements of the Internal Revenue Code of 1986, as amended (the “Code”). In addition the Plan administrator believes the Plan is designed and is currently being operated in compliance with the applicable requirements of the Code, and is, therefore, qualified and the related trust is tax-exempt. Therefore, no provision for income taxes has been included in the Plan’s financial statements.

US GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the organization has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan has concluded that it has no material uncertain tax liabilities to be recognized as of December 31, 2025. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.